Annual Total Returns - FidelityIntermediateBondFund-RetailPRO - FidelityIntermediateBondFund-RetailPRO - Fidelity Intermediate Bond Fund - Fidelity Intermediate Bond Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return 2013	(0.64%)
Annual Return 2014	3.31%
Annual Return 2015	0.68%
Annual Return 2016	2.76%
Annual Return 2017	2.31%
Annual Return 2018	0.51%
Annual Return 2019	7.19%
Annual Return 2020	7.21%
Annual Return 2021	(1.33%)
Annual Return 2022	(8.73%)